Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	$ 2,024.0		$ 2,360.9
Securitized Transition Assets	$ 1,749.9		2,072.4
Percentage Ownership of "Allegheny Series" by a Nonaffiliated Company	100.00%
Protected Cell Of Energy Insurance Services, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Insurance Premium Expense to Protected Cell	$ 29.0		32.0		$ 31.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	165.3		149.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0		0.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	1.9		1.9
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	167.2		150.9
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	41.8		44.3
Protected Cell Of Energy Insurance Services, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	83.9		61.4
Protected Cell Of Energy Insurance Services, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	41.5		45.2
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	167.2		150.9
Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Proceeds from Partnership Contribution	47.0		23.0
Transource Energy [Member] | Current Assets [Member]
ASSETS
Assets	10.8		2.4
Transource Energy [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	227.2		98.0
Transource Energy [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	5.5		3.7
Transource Energy [Member] | Total Assets [Member]
ASSETS
Assets	243.5		104.1
Transource Energy [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	36.6		20.8
Transource Energy [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	113.0		54.7
Transource Energy [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	93.9		28.6
Transource Energy [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	$ 243.5		104.1
AEP Credit, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Minimum Percentage of Equity AEP Provides	5.00%
Percentage Of Short Term Borrowing Needs In Excess Of Third Party Financings	20.00%
AEP Credit, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	$ 925.7		979.9
AEP Credit, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0		0.0
AEP Credit, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	6.4		0.5
AEP Credit, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	932.1		980.4
AEP Credit, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	855.1		894.5
AEP Credit, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.3		0.3
AEP Credit, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	76.7		85.6
AEP Credit, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	932.1		980.4
PATH West Virginia Transmission Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	18.8		18.8
Maximum Exposure	18.8		18.8
PATH West Virginia Transmission Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	2.2		2.2
Maximum Exposure	2.2		2.2
PATH West Virginia Transmission Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	21.0		21.0
Maximum Exposure	21.0		21.0
AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	1,500.0		1,800.0
Securitized Transition Assets	1,300.0		1,600.0
AEP Texas Central Transition Funding Co [Member] | Current Assets [Member]
ASSETS
Assets	234.1		238.5
AEP Texas Central Transition Funding Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0		0.0
AEP Texas Central Transition Funding Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	1,365.7	[1]	1,641.5	[2]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation	68.0		75.0
AEP Texas Central Transition Funding Co [Member] | Total Assets [Member]
ASSETS
Assets	1,599.8		1,880.0
AEP Texas Central Transition Funding Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	291.7		321.5
AEP Texas Central Transition Funding Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,290.0		1,540.4
AEP Texas Central Transition Funding Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	18.1		18.1
AEP Texas Central Transition Funding Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	$ 1,599.8		1,880.0
Great Plains Energy Inc. [Member] | Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Equity and Voting Ownership Percentage	13.50%
Cleco Power, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage of VIE Sales of Lignite Produced	50.00%
Appalachian Power Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	$ 341.5		363.7
Securitized Transition Assets	328.0		350.2
Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	227.5		216.5		174.4
Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	25.8		30.7
Maximum Exposure	25.8		30.7
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	342.0		364.0
Securitized Transition Assets	328.0		350.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Assets [Member]
ASSETS
Assets	18.5		18.1
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0		0.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	332.0	[3]	354.4	[4]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation	4.0		4.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Assets [Member]
ASSETS
Assets	350.5		372.5
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	27.1		26.8
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	321.5		343.8
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1.9		1.9
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	350.5		372.5
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Variable Interest Entities (Textuals) [Abstract]
Payments Made by I&M to DCC Fuel	115.0		109.0		153.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Assets [Member]
ASSETS
Assets	91.1		97.4
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	159.9		158.1
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	84.6		79.7
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Assets [Member]
ASSETS
Assets	335.6		335.2
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	84.8		86.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	250.8		249.2
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.0		0.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	335.6		335.2
Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	139.5		133.2		119.3
Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	232.0		268.0		252.0
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	16.6		22.5
Maximum Exposure	16.6		22.5
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	17.0		20.0
Ohio Power Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	185.3		229.9
Securitized Transition Assets	85.9		110.0
Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	177.8		169.0		255.5
Ohio Power Co [Member] | Billings from AEP Generating Company [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE					148.0
Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	23.3		24.7
Maximum Exposure	23.3		24.7
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	185.0		230.0
Securitized Transition Assets	86.0		110.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Assets [Member]
ASSETS
Assets	31.2		32.7
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0		0.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	162.0	[5]	207.3	[6]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation	76.0		97.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Assets [Member]
ASSETS
Assets	193.2		240.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	47.3		47.1
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	144.6		191.6
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1.3		1.3
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	193.2		240.0
Public Service Co Of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	107.3		101.4		86.0
Public Service Co Of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	12.6		15.3
Maximum Exposure	12.6		15.3
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	152.0		151.0		155.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Assets [Member]
ASSETS
Assets	61.7		68.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	147.0		145.5
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	61.8		51.1
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Assets [Member]
ASSETS
Assets	270.5		264.6
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	47.7		36.3
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	222.3		227.9
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.5		0.4
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	270.5		264.6
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	$ 93.0		56.0		60.0
Percentage of VIE Sales of Lignite Produced	50.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO	50.00%
Percentage of Management Fee Received by SWEPCo from DHLC	100.00%
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	$ 7.6		7.6
Maximum Exposure	7.6		7.6
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	7.7		3.8
Maximum Exposure	7.7		3.8
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Advance Due to Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	0.0		56.0
Maximum Exposure	0.0		56.0
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | SWEPCo's Guarantee Of Debt [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	0.0		0.0
Maximum Exposure	82.9		48.3
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	15.3		67.4
Maximum Exposure	98.2		115.7
Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	141.4		140.3		$ 125.4
Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	16.4		20.8
Maximum Exposure	$ 16.4		$ 20.8
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share	50.00%
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 2) [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage Interest in Rockport Plant Unit 2 Lease	50.00%
AEP Generating Co [Member] | Lawrenceburg Generating Station [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share	100.00%
Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Equity and Voting Ownership Percentage	86.50%

[1]	Includes an intercompany item eliminated in consolidation of $68 million.
[2]	Includes an intercompany item eliminated in consolidation of $75 million.
[3]	Includes an intercompany item eliminated in consolidation of $4 million.
[4]	Includes an intercompany item eliminated in consolidation of $4 million.
[5]	Includes an intercompany item eliminated in consolidation of $76 million.
[6]	Includes an intercompany item eliminated in consolidation of $97 million.